Accounting for Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accounting for Derivative Instruments and Hedging Activities
(4)	Accounting for Derivative Instruments and Hedging Activities
PSE employs various energy portfolio optimization strategies but is not in the business of assuming risk for the purpose of realizing speculative trading revenue. The nature of serving regulated electric customers with its portfolio of owned and contracted electric generation resources exposes PSE and its customers to some volumetric and commodity price risks within the sharing mechanism of the Power Cost Adjustment. Therefore, wholesale market transactions and PSE’s related hedging strategies are focused on reducing costs and risks where feasible, thus reducing volatility in costs in the portfolio. In order to manage its exposure to the variability in future cash flows for forecasted energy transactions, PSE utilizes a programmatic hedging strategy, which extends out three years. PSE’s hedging strategy includes a risk-responsive component for the core natural gas portfolio, which utilizes quantitative risk-based measures with defined objectives to balance both portfolio risk and hedge costs.
PSE’s energy risk portfolio management function monitors and manages these risks using analytical models and tools. In order to manage risks effectively, PSE enters into forward physical electric and natural gas purchase and sale agreements, fixed-for-floating
swap contracts, and commodity call/put options. Currently, the Company does not apply cash flow hedge accounting and therefore records all mark-to-market
gains or losses through earnings.
The Company manages its interest rate risk through the issuance of mostly fixed-rate debt with varied maturities. The Company utilizes internal cash from operations, borrowings under its commercial paper program and its credit facilities to meet short-term funding needs. The Company may enter into swap instruments or other financial hedge instruments to manage the interest rate risk associated with these debts.

The following table presents the volumes, fair values and classification of the Company’s derivative instruments recorded on the balance sheets:

Puget Energy and Puget Sound Energy
	March 31, 2026			December 31, 2025
(Dollars in Thousands)	Volumes (millions)	Assets 1	Liabilities 2	Volumes (millions)	Assets 1	Liabilities 2
Electric portfolio derivatives 3	*	$46,733	$506,832	*	$41,974	$493,334
Natural gas derivatives (MMBtus) 3	261	6,576	74,671	289	6,735	80,087

Total derivative contracts		$53,309	$581,503		$48,709	$573,421

Current		$47,526	$326,720		$37,448	$359,890
Long-term		5,783	254,783		11,261	213,531

Total derivative contracts		$53,309	$581,503		$48,709	$573,421

1	Balance sheet classification: Current and Long-term Unrealized gain on derivative instruments.
2	Balance sheet classification: Current and Long-term Unrealized loss on derivative instruments.
3
All fair value adjustments on derivatives have been deferred in accordance with ASC 980, “Regulated Operations.” The net derivative asset or liability and offsetting regulatory liability or asset are related to contracts used to economically hedge the cost of electricity and physical gas purchased to serve customers.

*
Electric portfolio derivatives consist of electric generation fuel of 243.3 million MMBtu and purchased electricity of 28.4 million MWhs at March 31, 2026, and 252.9 million MMBtus and 33.8 million MWhs at December 31, 2025.

It is the Company’s policy to record all derivative transactions on a gross basis at the contract level without offsetting assets or liabilities. The Company generally enters into transactions using the following master agreements: WSPP agreements, which standardize physical power contracts; ISDA agreements, which standardize financial natural gas and electric contracts; and NAESB agreements, which standardize physical natural gas contracts. The Company believes that such agreements reduce credit risk exposure because such agreements provide for the netting and offsetting of monthly payments as well as the right of set-off
in the event of counterparty default. The
set-off
provision can be used as a final settlement of accounts which extinguishes the mutual debts owed between the parties in exchange for a new net amount. For further details regarding the fair value of derivative instruments, see Note 5, “Fair Value Measurements,” below.
The electric and natural gas derivative contracts above will be included in power costs during the period they are delivered and will be included in the applicable recovery mechanism.
The following tables present the potential effect of netting arrangements, including rights of set-off
associated with the Company’s derivative assets and liabilities:

Puget Energy and Puget Sound Energy
	At March 31, 2026
	Gross Amount Recognized in the Statement of Financial Position 1	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position
(Dollars in Thousands)				Commodity Contracts	Cash Collateral Received/ Posted	Net Amount
Assets:
Energy derivative contracts	$53,309	$—	$53,309	$(47,471)	$—	$5,838
Liabilities:
Energy derivative contracts	$581,503	$—	$581,503	$(47,471)	$(49,007)	$485,025

Puget Energy and Puget Sound Energy	At December 31, 2025
	Gross Amount Recognized in the Statement of Financial Position 1	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position
(Dollars in Thousands)				Commodity Contracts	Cash Collateral Received/ Posted	Net Amount
Assets:
Energy derivative contracts	$48,709	$—	$48,709	$(44,271)	$—	$4,438
Liabilities:
Energy derivative contracts	$573,421	$—	$573,421	$(44,271)	$(54,521)	$474,629

1	All derivative contract deals are executed under ISDA, NAESB, and WSPP master agreements with right of set-off.
The Company is exposed to credit risk primarily through buying and selling electricity and natural gas to serve its customers. Credit risk is the potential loss resulting from a counterparty’s non-performance
under an agreement. The Company manages credit risk with policies and procedures for, among other things, counterparty credit analysis, exposure measurement, and exposure monitoring and mitigation.
The Company monitors counterparties for significant swings in credit default swap rates, credit rating changes by external rating agencies, ownership changes or financial distress. Where deemed appropriate, the Company may request collateral or other security from its counterparties to mitigate potential credit default losses. Criteria employed in this decision include, among other things, the perceived creditworthiness of the counterparty and the expected credit exposure.
It is possible that volatility in energy commodity prices could cause the Company to have material credit risk exposure with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. However, as of March 31, 2026, approximately 99.3% of the Company’s energy portfolio exposure, is with counterparties that are rated investment grade by rating agencies and 0.7% is either rated below investment grade or not rated by rating agencies. The Company assesses credit risk internally for counterparties that are not rated by the major rating agencies.
The Company computes credit reserves at a master agreement level by counterparty. The Company considers external credit ratings and market factors in the determination of reserves, such as credit default swaps and bond spreads. The Company recognizes that external ratings may not always reflect how a market participant perceives a counterparty’s risk of default. The Company uses both default factors published by Standard & Poor’s and factors derived through analysis of market risk, which reflect the application of an industry standard recovery rate. The Company selects a default factor by counterparty at an aggregate master agreement level based on a weighted average default tenor for that counterparty’s deals. The default tenor is determined by weighting the fair value and contract tenors for all deals for each counterparty to derive an average value. The default factor used is dependent upon whether the counterparty is in a net asset or a net liability position after applying the master agreement levels.
The Company applies the counterparty’s default factor to compute credit reserves for counterparties that are in a net asset position. The Company calculates a non-performance
risk on its derivative liabilities by using its estimated incremental borrowing rate over the risk-free rate. Credit reserves are netted against the unrealized gain (loss) positions. The majority of the Company’s derivative contracts are with financial institutions and other utilities operating within the Western Electricity Coordinating Council. PSE also transacts power futures contracts on the Intercontinental Exchange (ICE), and natural gas contracts on the ICE natural gas exchange (NGX) platform. Execution of contracts on ICE requires the daily posting of margin calls as collateral through a futures and clearing agent. As of March 31, 2026, PSE had cash posted as collateral of $64.5 million related to contracts executed on the ICE platform. As a condition of transacting on the ICE NGX platform as well as participating in the Washington state carbon allowance auctions, PSE maintains a standby letter of credit agreement with TD Bank. As of March 31, 2026, PSE had no cash posted with ICE NGX, and $8.0 million was issued under the standby letter of credit agreement in support of natural gas and carbon allowance purchases. PSE did not trigger any collateral requirements with any of its counterparties nor were any of PSE’s counterparties required to post collateral resulting from credit rating downgrades during the three months ended March 31, 2026.
The following table presents the aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position and the amount of additional collateral the Company could be required to post:

Puget Energy and Puget Sound Energy
(Dollars in Thousands)	At March 31, 2026			At December 31, 2025
Contingent Feature	Fair Value 1 Liability	Posted Collateral	Contingent Collateral	Fair Value 1 Liability	Posted Collateral	Contingent Collateral
Credit rating 2	$269,769	$—	$269,769	$253,105	$—	$253,105
Requested credit for adequate assurance	17,811	—	—	21,927	—	—
Forward value of contract 3	49,068	64,498	N/A	54,521	77,969	N/A

Total	$336,648	$64,498	$269,769	$329,553	$77,969	$253,105

1	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions. Excludes accounts payable and accounts receivable.
2	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.
3	Collateral requirements may vary based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.

(10) Accounting for Derivative Instruments and Hedging Activities
PSE employs various energy portfolio optimization strategies, but is not in the business of assuming risk for the purpose of realizing speculative trading revenue. The nature of serving regulated electric customers with its portfolio of owned and contracted electric generation resources exposes PSE and its customers to some volumetric and commodity price risks within the sharing mechanism of the PCA. Therefore, wholesale market transactions and PSE’s related hedging strategies are focused on reducing costs and risks where feasible, thus reducing volatility in costs in the portfolio. In order to manage its exposure to the variability in future cash flows for forecasted energy transactions, PSE utilizes a programmatic hedging strategy which extends out three years. PSE’s hedging strategy includes a risk-responsive component for the core natural gas portfolio, which utilizes quantitative risk-based measures with defined objectives to balance both portfolio risk and hedge costs.
PSE’s energy risk portfolio management function monitors and manages these risks using analytical models and tools. In order to manage risks effectively, PSE enters into forward physical electric and natural gas purchase and sale agreements, fixed-for-floating
swap contracts, and commodity call/put options. Due to regulatory accounting treatment, changes in fair value have no impact on earnings. The Company does not apply cash flow hedge accounting.
The Company manages its interest rate risk through the issuance of mostly fixed-rate debt with varied maturities. The Company utilizes internal cash from operations, borrowings under its commercial paper program, and its credit facilities to meet short-term funding needs. The Company may enter into swap instruments or other financial hedge instruments to manage the interest rate risk associated with these debts.
The following table presents the volumes, fair values and classification of the Company’s derivative instruments recorded on the balance sheets:
Puget Energy and
Puget Sound Energy

	Year Ended December 31,
(Dollars in Thousands)	Volumes (millions)		Assets 1		Liabilities ²
	2025	2024	2025	2024	2025	2024
Electric portfolio derivatives 3	*	*	$41,974	$35,341	$493,334	$319,506
Natural gas derivatives (MMBtus) 3	289	269	6,735	3,495	80,087	70,425

Total derivative contracts			$48,709	$38,836	$573,421	$389,931

Current			$37,448	$32,591	$359,890	$218,443
Long-term			11,261	6,245	213,531	171,488

Total derivative contracts			$48,709	$38,836	$573,421	$389,931

1.	Balance sheet classification: Current and Long-term Unrealized gain on derivative instruments.
2.	Balance sheet classification: Current and Long-term Unrealized loss on derivative instruments.
3.
All fair value adjustments on derivatives have been deferred in accordance with ASC 980, “Regulated Operations”. The net derivative asset or liability and offsetting regulatory liability or asset are related to contracts used to economically hedge the cost of electricity and physical gas purchased to serve customers.

*
Electric portfolio derivatives consist of electric generation fuel of 252.9 million One Million British Thermal Units (“MMBtus”) and purchased electricity of 33.8 million megawatt hours (“MWhs”) at December 31, 2025, and 283.5 million MMBtus and 13.3 million MWhs at December 31, 2024.

It is the Company’s policy to record all derivative transactions on a gross basis at the contract level without offsetting assets or liabilities. The Company generally enters into transactions using the following master agreements: WSPP, Inc. (WSPP) agreements, which standardize physical power contracts; International Swaps and Derivatives Association (ISDA) agreements, which standardize financial natural gas and electric contracts; and North American Energy Standards Board (NAESB) agreements, which standardize physical natural gas contracts. The Company believes that such agreements reduce credit risk exposure because such agreements provide for the netting and offsetting of monthly payments as well as the right of set-off
in the event of counterparty default. The
set-off
provision can be used as a final settlement of accounts which extinguishes the mutual debts owed between the parties in exchange for a new net amount. For further details regarding the fair value of derivative instruments, see Note 11, “Fair Value Measurements,” below.
The following tables present the potential effect of netting arrangements, including rights of set-off
associated with the Company’s derivative assets and liabilities:
Puget Energy and
Puget Sound Energy

December 31, 2025
(Dollars in Thousands)	Gross Amount Recognized in the Consolidated Balance Sheet 1	Gross Amounts Offset in the Consolidated Balance Sheet	Net of Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
				Commodity Contracts	Cash Collateral Received/Pledged	Net Amount
Assets:
Energy derivative contracts	$48,709	$—	$48,709	$(44,271)	$—	$4,438
Liabilities:
Energy derivative contracts	$573,421	$—	$573,421	$(44,271)	$(54,521)	$474,628
Puget Energy and
Puget Sound Energy

December 31, 2024
(Dollars in Thousands)	Gross Amount Recognized 1	Gross Amounts Offset in the Consolidated Balance Sheet	Net of Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
				Commodity Contracts	Cash Collateral Received/Pledged	Net Amount
Assets
Energy derivative contracts	$38,836	$—	$38,836	$(34,329)	$—	$4,507
Liabilities
Energy derivative contracts	$389,931	$—	$389,931	$(34,329)	$(3,593)	$352,009

1.	All derivative contract deals are executed under ISDA, NAESB, and WSPP master agreements with right of set-off.
On December 19, 2024, the Washington Commission approved the Company’s accounting petition in Docket No.
UE-240773
to defer any incurred unrealized gains or losses on derivative instruments entered into to serve electric customers, and as such PSE has recognized regulatory assets and/or liabilities, thus deferring the unrealized gains or losses. Prior to the accounting petition, the Company recognized an unrealized gain of $33.9 million and unrealized loss of $284.5 million related to its derivatives for the year ended December 31, 2024 and 2023, respectively in the ‘Unrealized gain (loss) on derivative instruments, net’ line item on its Consolidated Statements of Income. For further information see Part II, Item 8, Note 10 “Accounting for Derivative Instruments and Hedging Activities” in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2024.

The Company is exposed to credit risk primarily through buying and selling electricity and natural gas to serve its customers. Credit risk is the potential loss resulting from a counterparty’s non-performance
under an agreement. The Company manages credit risk with policies and procedures for, among other things, counterparty credit analysis, exposure measurement, and exposure monitoring and mitigation.
The Company monitors counterparties for significant swings in credit default swap rates, credit rating changes by external rating agencies, ownership changes or financial distress. Where deemed appropriate, the Company may request collateral or other security from its counterparties to mitigate potential credit default losses. Criteria employed in this decision include, among other things, the perceived creditworthiness of the counterparty and the expected credit exposure.
It is possible that volatility in energy commodity prices could cause the Company to have material credit risk exposure with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. However, as of December 31, 2025, approximately 99.2% of the Company’s energy portfolio exposure, excluding normal purchase normal sale (NPNS) transactions, is with counterparties that are rated investment grade by rating agencies and 0.8% are either rated below investment grade or not rated by rating agencies. The Company assesses credit risk internally for counterparties that are not rated by the major rating agencies.
The Company computes credit reserves at a master agreement level by counterparty. The Company considers external credit ratings and market factors in the determination of reserves, such as credit default swaps and bond spreads. The Company recognizes that external ratings may not always reflect how a market participant perceives a counterparty’s risk of default. The Company uses both default factors published by Standard & Poor’s and factors derived through analysis of market risk, which reflect the application of an industry standard recovery rate. The Company selects a default factor by counterparty at an aggregate master agreement level based on a weighted average default tenor for that counterparty’s deals. The default tenor is determined by weighting the fair value and contract tenors for all deals for each counterparty to derive an average value. The default factor used is dependent upon whether the counterparty is in a net asset or a net liability position after applying the master agreement levels.
The Company applies the counterparty’s default factor to compute credit reserves for counterparties that are in a net asset position. The Company calculates a non-performance
risk on its derivative liabilities by using its estimated incremental borrowing rate over the risk-free rate. Credit reserves are netted against unrealized gain (loss) positions. As of December 31, 2025, the Company was in a net liability position with the majority of counterparties, so the default factors of counterparties did not have a significant impact on reserves for the period. The majority of the Company’s derivative contracts are with financial institutions and other utilities operating within the Western Electricity Coordinating Council. PSE also transacts power futures contracts on the ICE, and natural gas contracts on the ICE NGX exchange platform. Execution of contracts on ICE requires the daily posting of margin calls as collateral through a futures and clearing agent. As of December 31, 2025, PSE had cash posted as collateral of $78.0 million related to contracts executed on the ICE platform. As a condition of transacting on the ICE NGX platform as well as participating in the Washington state carbon allowance auctions, PSE maintains a standby letter of credit agreement with TD Bank. As of December 31, 2025, PSE had $53.1 million issued under the standby letter of credit agreement in support of natural gas and carbon allowance purchases. PSE did not trigger any collateral requirements with any of its counterparties nor were any of PSE’s counterparties required to post collateral resulting from credit rating downgrades during the twelve months ended December 31, 2025.

The following table presents the aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position and the amount of additional collateral the Company could be required to post:
Puget Energy and
Puget Sound Energy

	December 31,
(Dollars in Thousands)	2025			2024
Contingent Feature	Fair Value 1 Liability	Posted Collateral	Contingent Collateral	Fair Value 1 Liability	Posted Collateral	Contingent Collateral
Credit rating 2	$253,105	$—	$253,105	$179,532	$—	$179,532
Requested credit for adequate assurance	21,927	—	—	37,492	—	—
Forward value of contract 3	54,521	77,969	N/A	19,905	12,915	N/A

Total	$329,553	$77,969	$253,105	$236,929	$12,915	$179,532

1.	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions. Excludes NPNS, accounts payable and accounts receivable.
2.	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.
3.	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.